Supplemental Financial Information (Cash Equivalents) (Details) - Cash Equivalents - Fair Value, Inputs, Level 1 - USD ($) $ in Millions	Nov. 03, 2019	Nov. 04, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits	$ 850	$ 1,406
Money-market funds	$ 649	$ 202